CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024		Apr. 01, 2023
Cash flows from operating activities:
Profit (loss) before income taxes		¥ (13,359)	¥ 2,840		¥ (846)
Depreciation and amortization		727	679		483
Listing expense		13,714	0		0
Impairment loss of crypto asset held (non-current assets)		0	0		69
Impairment loss of other assets (non-current assets)		13	0		0
Net loss on sale or disposal of property and equipment		3	14		0
Net loss on sale or disposal of intangible assets		35	39		37
Net gain on sale of crypto asset held (non-current assets)		0	(123)		(16)
Net gain on sale of other financial assets (non-current assets)		(11)	0		0
Gain on sale of business		0	(300)		0
Change in fair value of warrant liability		(1,435)	0		0
(Increase) decrease in cash segregated as deposits		7,601	(18,320)		14,552
(Increase) decrease in crypto assets held (current assets)		(495)	(25,093)		15,115
(Increase) decrease in customer accounts receivable		(367)	(280)		151
(Increase) decrease in other financial assets (current assets)		(22)	631		(651)
(Increase) decrease in other current assets		(613)	233		447
Decrease in crypto asset held (non-current assets)		0	0		215
Decrease in other financial assets (non-current assets)		155	0		0
Increase (decrease) in deposits received		(8,365)	18,218		(15,287)
Increase (decrease) in crypto asset borrowings		459	25,264		(15,270)
Increase (decrease) in other financial liabilities		573	(230)		(12)
Increase (decrease) in other current liabilities		159	299		(572)
Other, net		64	32		5
Cash provided by (used in) operating activities		(1,164)	3,903		(1,580)
Interest income received		2	5		0
Interest expenses paid		(31)	(5)		(3)
Income taxes paid		(722)	(1)		(2,220)
Net cash provided by (used in) operating activities		(1,915)	3,902		(3,803)
Cash flows from investing activities
Purchase of property and equipment		(176)	(308)		(93)
Proceeds from sale of property and equipment		0	6		0
Expenditure on internally generated intangible assets		(524)	(380)		(298)
Proceeds from refund of guarantee deposits		33	155		0
Purchase of crypto assets held (non-current assets)		0	0		(16)
Proceeds from sale of crypto assets held (non-current)		0	22		17
Purchase of other financial assets (non-current assets)		0	(10)		0
Payments for guarantee deposits		0	(192)		(225)
Purchase of other non-current assets		0	(9)		(53)
Acquisition of subsidiaries, net of cash acquired		(236)	0		0
Sale of shares of subsidiary, net of cash divested		0	0		(81)
Sale of non-major line of business, net of cash divested		0	281		0
Other, net		0	0		0
Net cash used in investing activities		(903)	(435)		(749)
Cash flows from financing activities
Proceeds from short-term loans		1,800	1,200		1,800
Repayments of short-term loans		(1,800)	(1,200)		(2,000)
Repayments of long-term loans		0	0		0
Proceeds received from non-redemption agreement		202	0		0
Proceeds from Reverse Recapitalization, net of equity distribution based on Non-Redemption Agreement		205	0		0
Proceeds from loans from related party		8,508	0		3,000
Repayments of loans from related party		(7,887)	0		(3,000)
Repayments of lease obligations		(463)	(327)		(255)
Cash dividends paid		0	0		(5,000)
Net cash provided by (used in) financing activities		565	(327)		(5,455)
Effect of exchange rate change on cash and cash equivalents		0	0		0
Net increase (decrease) in cash and cash equivalents		(2,253)	3,140		(10,007)
Cash and cash equivalents at beginning of period	[1]	10,837	7,697		17,704
Cash and cash equivalents at end of period		¥ 8,584	¥ 10,837	[1]	¥ 7,697	[1]

[1]	The comparative information is restated due to change in accounting policy. See Note 2 (5) “Changes in accounting policies”